Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings Per Share

		UNITED STATES DOLLAR
		2019	2018	2017
10.	EARNINGS PER SHARE
10.1	Basic earnings/(loss) per share from continuing operations - cents	20	(42)	(4)

Basic earnings/(loss) per share is calculated by dividing the profit attributable to owners of the parent from continuing operations of US$161.6 million (2018: loss of US$348.2 million and 2017: loss of US$31.8 million) by the weighted average number of ordinary shares in issue during the year of 827,386,603 (2018: 821,532,707 and 2017: 820,611,806).

10.2	Basic earnings per share from discontinued operations - cents	—	—	2

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent from discontinued operations of US$nil (2018: US$nil and 2017: US$13.1 million) by the weighted average number of ordinary shares in issue during the year of 827,386,603 (2018: 821,532,707 and 2017: 820,611,806).

10.3	Diluted earnings/(loss) per share from continuing operations - cents	19	(42)	(4)

Diluted earnings/(loss) per share is calculated on the basis of profit attributable to owners of the parent from continuing operations of US$161.6 million (2018: loss of US$348.2 million and 2017: loss of US$31.8 million) and 839,234,102 (2018: 832,465,491 and 2017: 826,920,421) shares being the diluted number of ordinary shares in issue during the year.

	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of shares	827,386,603	821,532,707	820,611,806
	Share options in issue	11,847,499	10,932,784	6,308,615

	Diluted number of ordinary shares	839,234,102	832,465,491	826,920,421

10.4	Diluted earnings per share from discontinued operations - cents	—	—	2

Diluted earnings per share is calculated on the basis of profit attributable to owners of the parent from discontinued operations of US$nil (2018: US$nil and 2017: US$13.1 million) and 839,234,102 (2018: 832,465,491 and 2017: 826,920,421) shares being the diluted number of ordinary shares in issue during the year.

10.5	Headline earnings per share from continuing operations - cents	20	7	26

Headline earnings per share is calculated on the basis of adjusted net profit attributable to owners of the parent from continuing operations of US$162.7 million (2018: US$60.6 million and 2017: US$212.3 million) and 827,386,603 (2018: 821,532,707 and 2017: 820,611,806) shares being the weighted average number of ordinary shares in issue during the year.

	Net profit/(loss) attributable to owners of the parent from continuing operations is reconciled to headline earnings as follows:
	Long-form headline earnings reconciliation
	Profit/(loss) attributable to owners of the parent from continuing operations	161.6	(348.2)	(31.8)
	Loss/(profit) on disposal of assets, net	(0.8)	37.0	(2.6)
	Gross	(1.2)	51.6	(4.0)
	Taxation effect	0.4	(12.0)	1.2
	Non-controlling interest effect	—	(2.6)	0.2
	Impairment, reversal of impairment and write-off of investments and assets and other, net	1.9	371.8	246.7
	Impairment, net of reversal of impairment of investments and assets	9.8	520.3	200.2
	Write-off of exploration and evaluation assets	30.0	37.7	51.5
	Profit on disposal of Maverix (2018: profit on dilution of Gold Fields’ interest in Maverix)	(33.8)	(4.0)	—
	Gain on acquisition of Asanko	—	(51.8)	—
	Release of foreign exchange reserve on disposal of subsidiary	4.6	—	—
	Loss on disposal of subsidiary	0.3	—	—
	Taxation effect	(9.0)	(130.4)	(4.3)
	Non-controlling interest effect	—	—	(0.7)

	Headline earnings	162.7	60.6	212.3

10.6	Headline earnings per share from discontinued operations - cents	—	—	—

Headline earnings per share is calculated on the basis of headline loss attributable to owners of the parent from discontinued operations of US$nil (US$nil and 2017: loss of US$2.4 million) and 827,386,603 (2018: 821,532,707 and 2017: 820,611,806) shares being the weighted average number of ordinary shares in issue during the year.

	Net profit attributable to owners of the parent from discontinued operations is reconciled to headline loss as follows:
	Long-form headline loss reconciliation
	Profit attributable to owners of the parent from discontinued operations	—	—	13.1
	Impairment and write-off of investments and assets and other, net	—	—	(15.5)
	Gain on sale of discontinued operation	—	—	(23.5)
	Write-off of exploration and evaluation assets	—	—	1.5
	Taxation effect	—	—	6.5

	Headline loss	—	—	(2.4)

10.7	Diluted headline earnings per share from continuing operations—cents	19	7	26

Diluted headline earnings per share is calculated on the basis of headline profit attributable to owners of the parent continuing operations of US$162.7 million (2018: US$60.6 million and 2017: US$212.3 million) and 839,234,102 (2018: 832,465,491 and 2017: 826,920,421) shares being the diluted number of ordinary shares in issue during the year.

10.8	Diluted headline earnings per share from discontinued operations—cents	—	—	—

Diluted headline earnings per share is calculated on the basis of headline loss attributable to owners of the parent discontinued operations of US$nil (2018: US$nil and 2017: loss of US$2.4 million) and 839,234,102 (2018: 832,465,491 and 2017: 826,920,421) shares being the diluted number of ordinary shares in issue during the year.